UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for Wells Fargo Managed Account CoreBuilder Shares – Series M. The Fund has a December 31 fiscal year end.

Date of reporting period: June 30, 2013

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Managed Account CoreBuilder SharesSM - Series M

Semi-Annual Report

June 30, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Managed Account CoreBuilder Shares - Series M	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA, CPA

Robert J. Miller

Average annual total returns (%) as of June 30, 2013

	Inception date	1 year	5 year	Since inception
Wells Fargo Managed Account CoreBuilder Shares - Series M	4-14-2008	3.78	9.32	9.03
Barclays Municpal Bond Index[1]	–	0.24	5.33	4.88

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-368-0627.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.

Please remember that shares of the Fund may be purchased only by or on behalf of separately managed account clients where Wells Fargo Funds Management, LLC, has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker/dealer) or directly with the client.

Please see footnotes on page 3.

Performance highlights (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	3

Credit quality[2] as of June 30, 2013

Effective maturity[3] distribution as of June 30, 2013

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Moody’s rates the creditworthiness of short-term securities from P-1 (highest) to P-3 (lowest). Fitch rate the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total long-term investments of the Fund. We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

3.	Effective maturity is subject to change and is calculated based on the total investments of the Fund. It is based on the weighted average maturity of each security.

4	Wells Fargo Managed Account CoreBuilder Shares - Series M	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2013 to June 30, 2013

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 1-1-2013	Ending account value 6-30-2013	Expenses paid during the period[1]		Net annual expense ratio
Actual	$1,000.00	$983.90	$0.00	*	0.00	%*
Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$0.00	*	0.00	%*

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

*	Generally, no ordinary operating fees or expenses are charged to the Fund. Wells Fargo Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	5

Security name			Shares	Value

Investment Companies: 2.12%
iShares National AMT-Free Municipal Bond Fund			15,000	$1,575,600

Total Investment Companies (Cost $1,610,097)				1,575,600

	Interest rate	Maturity date	Principal

Municipal Obligations: 94.85%

Arizona: 3.16%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00%	7-1-2023	$550,000	518,922
Phoenix AZ IDA Eagle College Prep Project Series A (Education Revenue)	4.50	7-1-2022	480,000	469,910
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.00	7-1-2032	500,000	496,080
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.25	7-1-2032	345,000	347,805
Verrado AZ Community Facilities District # 1 (GO)	4.85	7-15-2014	85,000	86,298
Yavapai County AZ IDA AgriBusiness and Equine Center Project (Education Revenue)	4.63	3-1-2022	445,000	422,069

				2,341,084

California: 19.45%
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	745,000	628,102
California Foothill Eastern Transportation Corridor Agency CAB Series A (Transportation Revenue, National Insured) ¤	0.00	1-15-2019	700,000	506,737
California HFFA Community Program for Persons with Developmental Disabilities Series A (Miscellaneous Revenue, California Mortgages Insured)	6.25	2-1-2026	100,000	114,578
California Public Works Board Judicial Council Project Series A (Miscellaneous Revenue)	5.00	3-1-2031	500,000	523,400
California Public Works Board Judicial Council Project Series A (Miscellaneous Revenue)	5.00	3-1-2032	500,000	521,400
California Public Works Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	250,000	289,403
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	100,000	114,572
California Various Purposes (GO)	5.00	2-1-2038	500,000	522,450
California Various Purposes (GO)	5.60	3-1-2036	750,000	809,070
California Various Purposes (GO)	6.00	4-1-2038	200,000	230,020
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2029	500,000	199,565
Compton CA Community College Series A (GO, National Insured)	5.25	7-1-2019	15,000	15,574
Corona-Norca CA Unified School District CAB Election of 2006 Series C (GO, AGM Insured) ¤	0.00	8-1-2039	130,000	118,417
Escondido CA Unified School District CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2029	200,000	88,242
Gilroy CA Unified School District CAB Series A (GO, AGM Insured) ¤	0.00	8-1-2032	130,000	61,721
Gilroy CA Unified School District CAB Series A (GO, AGM Insured) ¤	0.00	8-1-2032	70,000	24,983
Golden State Tobacco Securitization Corporate Tobacco Settlement Revenue Series A (Tobacco Revenue, AGC Insured)	5.00	6-1-2045	1,000,000	1,019,440
Golden State Tobacco Securitization Corporate Tobacco Settlement Revenue Series A (Tobacco Revenue, Ambac Insured)	5.00	6-1-2045	1,000,000	1,018,880
Hawthorne CA School District CAB Series C (GO, National Insured) ¤	0.00	11-1-2025	100,000	53,208
Inland Valley CA Development Agency Series C (Tax Revenue)	4.50	3-1-2041	250,000	263,763
Long Beach CA Bond Financing Authority Natural Gas Purchase LIBOR Index Series B (Utilities Revenue) ±	1.63	11-15-2027	1,000,000	877,060
M-S-R Energy Authority California Series B (Utilities Revenue)	6.13	11-1-2029	150,000	168,681

The accompanying notes are an integral part of these financial statements.

6	Wells Fargo Managed Account CoreBuilder Shares - Series M	Portfolio of investments—June 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.82%	7-1-2019	$1,750,000	$1,632,873
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	6.50	8-1-2024	100,000	113,104
Palo Alto CA Improvement Bond Act 191 (Miscellaneous Revenue)	4.00	9-2-2020	240,000	253,898
Palo Alto CA Improvement Bond Act 191 (Miscellaneous Revenue)	4.25	9-2-2022	225,000	234,191
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-2032	570,000	210,359
Peralta CA Community College District Alameda County (GO)	5.00	8-1-2024	450,000	504,828
Sacramento CA Airport Series B (Airport Revenue)	5.00	7-1-2023	325,000	362,369
Sacramento CA Unified School District COP Series A (Miscellaneous Revenue, AGM Insured) ±	3.06	3-1-2040	485,000	488,201
San Bernardino City CA Unified School District Series A (GO, AGM Insured)	5.00	8-1-2027	1,000,000	1,072,740
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	150,000	165,413
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2030	250,000	106,333
San Joaquin County CA Stockton Unified School District Election of 2005 (GO, AGM Insured)	5.00	8-1-2022	525,000	566,375
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue) ±	1.65	11-1-2038	500,000	423,810
Stockton CA Unified School District (Miscellaneous Revenue, Ambac Insured)	5.00	2-1-2016	100,000	106,627

				14,410,387

Colorado: 2.21%
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2020	1,005,000	756,383
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13	12-1-2033	200,000	222,016
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	250,000	284,348
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.63	12-1-2040	250,000	282,615
Colorado Public Authority for Energy Natural Gas Purchase Project (Utilities Revenue)	5.75	11-15-2018	85,000	95,022

				1,640,384

Connecticut: 0.68%
Connecticut Securities Industry & Financial Markets Association Series A (Miscellaneous Revenue) ±	1.05	3-1-2025	500,000	505,945

District of Columbia: 1.78%
District of Columbia Association of American Medical Colleges Issue Series A (Miscellaneous Revenue)	5.00	10-1-2023	360,000	406,354
District of Columbia Association of American Medical Colleges Issue Series A (Miscellaneous Revenue)	5.00	10-1-2024	270,000	299,962
District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11-15-2021	90,000	95,393
District of Columbia Friendship Charter School Project Series A (Education Revenue)	2.25	6-1-2016	520,000	515,481

				1,317,190

Florida: 2.50%
Cityplace FL Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	500,000	544,165
Cityplace FL Community Development District (Miscellaneous Revenue)	5.00	5-1-2026	250,000	263,245
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	225,408
Pinellas County FL Educational Facilities Authority Barry University Project (Education Revenue)	4.00	10-1-2022	500,000	506,940

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	7

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Seminole Tribe Florida Gaming Division Series A (Miscellaneous Revenue) 144A	5.13%	10-1-2017	$150,000	$156,405
Sunrise FL CAB Series B (Tax Revenue, National Insured) ¤	0.00	10-1-2016	175,000	155,531

				1,851,694

Georgia: 2.10%
Atlanta GA Development Authority Student Housing Georgia State University Commons Project (Housing Revenue)	5.00	9-1-2032	1,000,000	1,052,080
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (IDR, Ambac Insured)	5.00	1-1-2027	50,000	49,854
Georgia Private Colleges & Universities Authority Mercer University Project (Education Revenue)	4.00	10-1-2014	330,000	340,157
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue)	5.00	3-15-2022	105,000	113,930

				1,556,021

Guam: 1.67%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	250,000	260,190
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.50	11-1-2040	300,000	333,600
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2019	75,000	76,441
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	563,895

				1,234,126

Idaho: 1.45%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-2040	100,000	111,774
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	500,000	448,630
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	250,000	259,348
Idaho Water Resource Board (Miscellaneous Revenue)	5.00	9-1-2032	250,000	253,103

				1,072,855

Illinois: 8.50%
Build Illinois Bonds Junior Obligations Series (Tax Revenue)	5.00	6-15-2026	1,000,000	1,111,190
Chicago IL Board of Education Series A (GO, National/FGIC Insured)	5.25	12-1-2017	250,000	281,060
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2030	325,000	333,158
Chicago IL Series C (GO)	5.00	1-1-2034	1,000,000	1,018,290
Cook County IL School District #159 CAB (GO, AGM Insured) ¤	0.00	12-1-2023	615,000	383,871
Illinois (GO, AGM Insured)	5.00	1-1-2023	300,000	317,568
Illinois Finance Authority Charter Schools Series A (Education Revenue)	7.13	10-1-2041	200,000	225,310
Illinois Finance Authority Medical District Commission Project A (Health Revenue, AGC Insured)	4.13	9-1-2018	70,000	71,257
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	5.00	3-1-2034	500,000	525,090
Illinois Series A (Tax Revenue)	5.00	6-1-2019	175,000	194,833
Illinois Series A (Miscellaneous Revenue, National/FGIC Insured)	5.25	10-1-2015	100,000	101,186
Illinois Toll Highway Authority Series A-1 (Transportation Revenue, AGM Insured)	5.00	1-1-2024	350,000	381,210
Kane County IL School District #131 CAB (GO, National/FGIC Insured) ¤	0.00	6-1-2018	410,000	358,246
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2019	75,000	59,462
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series B (Tax Revenue, National/FGIC Insured) ¤	0.00	6-15-2029	100,000	45,035
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series B-1 (Tax Revenue, AGM Insured) ¤	0.00	6-15-2027	175,000	90,855

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Managed Account CoreBuilder Shares - Series M	Portfolio of investments—June 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Sterling IL (GO)	4.00%	11-1-2019	$540,000	$580,257
Will County IL School District # 114 CAB Series C (GO, National/FGIC Insured) ¤	0.00	12-1-2017	255,000	218,405

				6,296,283

Indiana: 1.16%
Indiana Finance Authority HEFA Ascension Health Series B3 (Health Revenue) ±	2.05	11-15-2031	150,000	153,039
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (IDR)	5.00	7-1-2040	600,000	582,690
Jasper County IN PCR Northern Series B (IDR, National Insured)	5.60	11-1-2016	110,000	121,557

				857,286

Iowa: 0.68%
Iowa Finance Authority Midwestern Disaster Area Revenue Fertilizer Company Project (IDR)	5.50	12-1-2022	500,000	503,470

Kentucky: 0.17%
Kentucky EDFA Unrefunded Balance Norton Series C (Health Revenue, National Insured)	5.95	10-1-2017	120,000	122,441

Louisiana: 1.62%
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	500,000	562,035
New Orleans LA Water Revenue (Water & Sewer Revenue, FGIC Insured)	5.00	12-1-2013	635,000	636,765

				1,198,800

Maine: 0.49%
Portland ME General Airport (Airport Revenue)	5.00	7-1-2022	150,000	167,565
Portland ME General Airport (Airport Revenue)	5.00	7-1-2023	175,000	193,888

				361,453

Maryland: 0.18%
Maryland Health & Higher Education Washington Country Hospital Project (Health Revenue)	5.00	1-1-2019	125,000	135,414

Massachusetts: 0.32%
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2039	100,000	117,025
Massachusetts Municipal Wholesale Electric Company Nuclear Mix # 1 Series 1 (Utilities Revenue, National Insured) ±(m)(n)	0.16	7-1-2014	125,000	121,875

				238,900

Michigan: 8.25%
Comstock MI Public Schools CAB (GO, Ambac Insured) ¤	0.00	5-1-2014	200,000	197,062
Detroit MI Sewer Disposal System Authority CAB Series A (Water & Sewer Revenue, National/FGIC Insured) ¤	0.00	7-1-2019	50,000	38,541
Detroit MI Sewer Disposal System Authority CAB Series A (Water & Sewer Revenue, National/FGIC Insured) ¤	0.00	7-1-2020	650,000	470,184
Detroit MI Sewer Disposal System Authority Series A (Water & Sewer Revenue, AGM Insured)	5.25	7-1-2022	250,000	251,253
Detroit MI Sewer Disposal System Authority Series B (Water & Sewer Revenue, National Insured)	5.25	7-1-2021	570,000	574,600
Detroit MI Water & Sewage Department Disposal System Series A (Water & Sewer Revenue)	5.25	7-1-2027	500,000	499,995

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	9

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Detroit MI Water Supply System Second Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.25%	7-1-2015	$355,000	$367,294
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	610,000	616,100
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	715,000	773,037
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2016	50,000	46,305
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	11-1-2015	50,000	52,661
Michigan Public ECFA Bradford Academy Project (Education Revenue)	8.00	9-1-2021	175,000	111,659
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	500,000	450,225
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2020	785,000	791,830
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2021	870,000	871,505

				6,112,251

Nevada: 0.49%
Henderson NV Health Care Facility Catholic Healthcare West Project Series A (Health Revenue)	5.63	7-1-2024	350,000	362,516

New Jersey: 7.22%
Atlantic City NJ Refunding Tax Appeal (GO)	4.00	11-1-2016	1,500,000	1,583,820
New Jersey EDA (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	250,000	284,180
New Jersey EDA Police Barracks Project (Miscellaneous Revenue)	5.00	6-15-2020	285,000	314,549
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.66	3-1-2028	1,000,000	1,019,660
New Jersey HEFAR Series A (Education Revenue)	5.63	6-1-2030	100,000	106,539
New Jersey Housing & Mortgage Finance Authority McIver Homes Housing Project Series C (Housing Revenue, FHLMC Insured, FHLMC LIQ)	2.60	7-1-2023	710,000	669,388
New Jersey Transportation System CAB Series A (Transportation Revenue) ¤	0.00	12-15-2026	1,000,000	517,150
New Jersey Transportation Trust Fund Authority Series B (Miscellaneous Revenue)	5.50	6-15-2031	250,000	271,450
Trenton NJ (GO, State Aid Withholding)	4.00	7-15-2023	565,000	583,250

				5,349,986

New York: 3.01%
Nassau County NY Series F (GO)	5.00	10-1-2020	150,000	172,908
New York Dormitory Authority Iona College Series A (Education Revenue)	5.00	7-1-2032	500,000	495,160
New York Dormitory Authority Mount Sinai School Medical Project Series A (Education Revenue, National/FHA Insured)	5.15	7-1-2024	200,000	218,304
New York Local Government Assistance Corporation Series A-11V (Tax Revenue, AGM Insured) ±(m)(n)	0.12	4-1-2017	250,000	246,875
New York Urban Development Corporation COP James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	520,000	522,543
Seneca County NY IDA Solid Waste Disposal Seneca Meadows Incorporated Project (IDR) 144A±	6.63	10-1-2035	50,000	50,244
Suffolk NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2024	500,000	524,565

				2,230,599

Ohio: 0.33%
Ohio Enterprise Bond Toledo Series 2A (IDR)	5.50	12-1-2019	220,000	245,428

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Managed Account CoreBuilder Shares - Series M	Portfolio of investments—June 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oregon: 1.07%
Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25%	1-1-2038	$500,000	$602,480
Oregon Facilities Authority Southern Oregon University Project (Education Revenue, AGM Insured)	4.00	7-1-2023	185,000	189,508

				791,988

Pennsylvania: 9.52%
Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25	7-15-2023	800,000	748,880
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	1.56	11-1-2039	750,000	768,945
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	325,000	334,653
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	285,000	285,237
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	100,000	100,006
Delaware Valley PA Regional Financial Authority Local Government Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	1,400,000	1,487,248
Delaware Valley PA Regional Financial Authority Series C (Miscellaneous Revenue) ±	0.93	6-1-2037	500,000	344,920
Harrisburg PA Authority Resource Recovery Facility Series D1 (Resource Recovery Revenue, AGM Insured) ±	5.25	12-1-2033	100,000	100,062
McKeesport PA Area School District CAB (GO, State Aid Withholding, National Insured) ¤	0.00	10-1-2025	290,000	157,218
Pennsylvania HEFAR Delaware Valley College of Science & Agriculture Project Series LL1 (Education Revenue)	5.00	11-1-2042	535,000	492,580
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	355,000	336,579
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	4.00	4-1-2017	310,000	311,274
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	5.00	4-1-2022	450,000	452,502
Philadelphia PA IDA Mariana Bracetti Academy Project (Education Revenue)	6.25	12-15-2021	310,000	316,519
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	285,000	291,390
Susquehanna PA Area Regional Airport Authority Series A (Airport Revenue)	5.00	1-1-2021	500,000	529,490

				7,057,503

Puerto Rico: 1.04%
Puerto Rico Educational Financing Authority Inter American University of Puerto Rico Project (Education Revenue)	5.00	10-1-2022	450,000	477,972
Puerto Rico Sales Tax Financing Corporation CAB First Sub Series A1 (Tax Revenue) ¤	0.00	8-1-2023	500,000	295,435

				773,407

Rhode Island: 0.80%
Rhode Island Economic Development Corporation Series A (Airport Revenue, AGM Insured)	5.00	7-1-2019	575,000	595,447

South Carolina: 0.49%
Allendale County SC School District Energy Savings Special Obligation (Miscellaneous Revenue, State Aid Withholding)	8.50	12-1-2018	100,000	104,089
Newberry SC Newberry County School District Project (Miscellaneous Revenue)	5.25	12-1-2017	240,000	257,700

				361,789

South Dakota: 1.37%
South Dakota HEFA Sanford Health Project Series E (Health Revenue)	5.00	11-1-2042	1,000,000	1,018,620

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	11

Security name	Interest rate	Maturity date	Principal	Value

Tennessee: 1.98%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25%	9-1-2018	$100,000	$109,217
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,000,000	1,053,500
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	285,000	305,791

				1,468,508

Texas: 6.63%
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A (Education Revenue)	3.10	12-1-2022	1,050,000	959,301
Dallas Fort Worth TX International Airport Series A (Airport Revenue)	5.00	11-1-2022	350,000	383,282
Houston TX Higher Education Financial Corporation Series A (Education Revenue)	4.00	2-15-2022	250,000	247,293
Houston TX Utility System Revenue Series C (Water & Sewer Revenue) ±	0.66	5-15-2034	300,000	302,931
La Vernia TX Higher Education Finance Corporation Series A (Education Revenue)	6.25	2-15-2017	205,000	222,161
Lewisville TX Combination Contract Revenue and Special Assessment Refunding Capital Improvement Project (Miscellaneous Revenue, ACA Insured)	6.13	9-1-2029	440,000	450,142
North Texas Tollway Authority System Series 2011B (Transportation Revenue)	5.00	1-1-2026	350,000	371,805
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue) ±	0.88	9-15-2017	460,000	457,189
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2024	1,000,000	1,026,530
Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	6-30-2032	50,000	60,805
Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	6-30-2033	50,000	60,634
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	330,000	369,461

				4,911,534

Utah: 0.40%
Spanish Fork City UT Charter School American Leadership Academy (Education Revenue) 144A	5.55	11-15-2021	175,000	175,683
Utah Charter School Finance Authority Paradigm High School Project (Education Revenue)	5.00	7-15-2015	115,000	117,646

				293,329

Vermont: 0.68%
Vermont Student Assistance Corporation Education Loan Revenue Series B Class A2 (Education Revenue) ±	3.27	12-3-2035	500,000	503,420

Virgin Islands: 0.35%
Virgin Islands PFA Series B (Tax Revenue)	5.00	10-1-2025	200,000	209,876
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Miscellaneous Revenue)	6.00	10-1-2039	50,000	52,490

				262,366

Washington: 2.07%
Port Seattle WA Seatac Fuel Facilities LLC Project (Miscellaneous Revenue)	5.00	6-1-2031	1,000,000	1,013,240
Washington Energy Northwest Wind Project (Utilities Revenue, Ambac Insured)	5.00	7-1-2026	500,000	522,410

				1,535,650

Wisconsin: 1.03%
Wisconsin PFA Charter School Voyager Foundation Project Series A (Education Revenue)	5.50	10-1-2022	785,000	764,402

Total Municipal Obligations (Cost $71,489,066)				70,282,476

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Managed Account CoreBuilder Shares - Series M	Portfolio of investments—June 30, 2013 (unaudited)

Security name	Yield	Shares	Value

Short-Term Investments: 1.17%

Investment Companies: 1.17%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)	0.01%	866,097	$866,097

Total Short-Term Investments (Cost $866,097)			866,097

Total investments in securities
(Cost $73,965,260) *	98.14%	72,724,173
Other assets and liabilities, net	1.86	1,375,878

Total net assets	100.00%	$74,100,051

¤	Security issued in zero coupon form with no periodic interest payments.

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $73,965,101 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$971,095
Gross unrealized depreciation	(2,212,023)

Net unrealized depreciation	$(1,240,928)

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2013 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	13

Assets
Investments
In unaffiliated securities, at value (see cost below)	$71,858,076
In affiliated securities, at value (see cost below)	866,097

Total investments, at value (see cost below)	72,724,173
Cash	157,220
Receivable for investments sold	155,000
Receivable for Fund shares sold	1,133,811
Receivable for interest	777,418

Total assets	74,947,622

Liabilities
Dividends payable	203,270
Payable for Fund shares redeemed	644,301

Total liabilities	847,571

Total net assets	$74,100,051

NET ASSETS CONSIST OF
Paid-in capital	$74,288,390
Undistributed net investment income	151
Accumulated net realized gains on investments	1,052,597
Net unrealized losses on investments	(1,241,087)

Total net assets	$74,100,051

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets	$74,100,051
Shares outstanding	6,598,021
Net asset value per share	$11.23

Investments in unaffiliated securities, at cost	$73,099,163

Investments in affiliated securities, at cost	$866,097

Total investments, at cost	$73,965,260

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Managed Account CoreBuilder Shares - Series M	Statement of operations—six months ended June 30, 2013 (unaudited)

Investment income
Interest	$1,089,150
Income from affiliated securities	237

Total investment income	1,089,387

Expenses
Custody and accounting fees	4,445
Professional fees	7,506
Registration fees	3,920
Shareholder report expenses	5,882
Trustees’ fees and expenses	8,344
Other fees and expenses	1,484

Total expenses	31,581
Less: Expense reimbursements	(31,581)

Net expenses	0

Net investment income	1,089,387

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	715,997
Futures transactions	162,196

Net realized gains on investments	878,193

Net change in unrealized gains (losses) on:
Unaffiliated securities	(3,541,395)
Futures transactions	(31,652)

Net change in unrealized gains (losses) on investments	(3,573,047)

Net realized and unrealized gains (losses) on investments	(2,694,854)

Net decrease in net assets resulting from operations	$(1,605,467)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Managed Account CoreBuilder Shares - Series M	15

	Six months ended June 30, 2013 (unaudited)		Year ended December 31, 2012

Operations
Net investment income		$1,089,387		$1,393,920
Net realized gains on investments		878,193		1,160,354
Net change in unrealized gains (losses) on investments		(3,573,047)		1,484,565

Net increase (decrease) in net assets resulting from operations		(1,605,467)		4,038,839

Distributions to shareholders from
Net investment income		(1,089,545)		(1,393,391)
Net realized gains		0		(1,029,041)

Total distributions to shareholders		(1,089,545)		(2,422,432)

	Shares		Shares

Capital share transactions
Proceeds from shares sold	3,048,480	35,603,023	3,661,357	42,042,651
Payment for shares redeemed	(749,978)	(8,718,675)	(1,120,649)	(12,974,905)

Net increase in net assets resulting from capital share transactions		26,884,348		29,067,746

Total increase in net assets		24,189,336		30,684,153

Net assets
Beginning of period		49,910,715		19,226,562

End of period		$74,100,051		$49,910,715

Undistributed net investment income		$151		$309

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Managed Account CoreBuilder Shares - Series M	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2013 (unaudited)	Year ended December 31
		2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$11.61	$10.93	$10.28	$10.26	$9.06	$10.00
Net investment income	0.20	0.44	0.52	0.52	0.55	0.37
Net realized and unrealized gains (losses) on investments	(0.38)	0.93	0.70	0.14	1.70	(0.92)

Total from investment operations	(0.18)	1.37	1.22	0.66	2.25	(0.55)
Distributions to shareholders from
Net investment income	(0.20)	(0.44)	(0.52)	(0.52)	(0.55)	(0.37)
Net realized gains	0.00	(0.25)	(0.05)	(0.12)	(0.50)	(0.02)

Total distributions to shareholders	(0.20)	(0.69)	(0.57)	(0.64)	(1.05)	(0.39)
Net asset value, end of period	$11.23	$11.61	$10.93	$10.28	$10.26	$9.06
Total return[2]	(1.61)%	12.81%	12.18%	6.53%	25.50%	(5.74)%
Ratios to average net assets (annualized)
Net expenses[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	3.40%	3.76%	4.91%	4.93%	5.50%	5.29%
Supplemental data
Portfolio turnover rate	26%	57%	47%	41%	157%	150%
Net assets, end of period (000s omitted)	$74,100	$49,911	$19,227	$7,957	$5,257	$4,640

1.	For the period from April 14, 2008 (commencement of operations) to December 31, 2008

2.	Returns for periods of less than one year are not annualized.

3.	The Adviser has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term. For the six months ended June 30, 2013, the year ended December 31, 2012 and the year ended December 31, 2011, the Fund’s gross expense ratios were 0.10%, 0.24%, and 0.88%, respectively.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Managed Account CoreBuilder Shares—Series M (the “Fund”) which is a diversified series of the Trust.

The Fund is a special purpose municipal bond fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. As an investment option within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC (“Funds Management”), the Fund enables certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Funds Management. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

18	Wells Fargo Managed Account CoreBuilder Shares - Series M	Notes to financial statements (unaudited)

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	19

As of June 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Investment companies	$1,575,600	$0	$0	$1,575,600

Municipal obligations	0	69,913,726	368,750	70,282,476

Short-term investments
Investment companies	866,097	0	0	866,097
	$2,441,697	$69,913,726	$368,750	$72,724,173

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Funds Management does not receive a fee from the Fund but is entitled to receive fees from the sponsors of the wrap-fee programs. Out of these fees, Funds Management pays Wells Capital Management Incorporated, an affiliate of Funds Management, for its services as the subadviser to the Fund.

Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2013 were $41,279,878 and $15,780,918, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2013, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

As of June 30, 2013, the Fund did not have any open futures contracts but had an average notional amount of $1,109,200 in futures contracts during the six months ended June 30, 2013.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2013, the Fund paid $32 in commitment fees.

For the six months ended June 30, 2013, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION OF OWNERSHIP

From time to time, the Fund may have a concentration of one or more of its shareholders that hold a significant percentage of the Fund’s shares outstanding. Investment and/or voting activities of these shareholders with respect to their holdings in the Fund shares could have a material impact on the Fund.

20	Wells Fargo Managed Account CoreBuilder Shares - Series M	Notes to financial statements (unaudited)

At June 30, 2013, the following shareholders held 99.80% of the outstanding shares of the Fund:

% of ownership
Morgan Stanley Smith Barney LLC	28.79%
UBS Financial Services Incorporated	70.98%

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. SUBSEQUENT DISTRIBUTIONS

On July 11, 2013, the Fund declared distributions from short-term capital gains and long-term capital gains to shareholders of record on July 10, 2013. The per share amounts of $0.01813 in short-term capital gains and $0.0127 in long-term capital gains were payable on July 12, 2013. The final determination of the source of all distributions in the current year is subject to change and will be made after year-end. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of the fiscal year and may be subject to change based on tax regulations. These distributions are not reflected in the accompanying financial statements.

Other information (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo Managed Account CoreBuilder Shares - Series M	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	23

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

24	Wells Fargo Managed Account CoreBuilder Shares - Series M	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Managed Account CoreBuilder Shares (SM) – Series M (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board received and considered information regarding the “zero fee and expense” structure of the Fund. Specifically, the Board noted that the Fund’s gross operating expense ratio and each of its various components, including advisory fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board also noted Funds Management’s representations that the Fund is a special purpose mutual fund for use exclusively within Funds

Other information (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	25

Management’s separately managed account (“SMA”) advisory business and, as such, Funds Management would assume and pay or reimburse under an Expense Assumption Agreement all of the ordinary operating expenses of the Fund excluding portfolio transaction or other investment related costs, fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary cost of the Fund’s business. The Board further noted Funds Management’s report that it is paid a negotiated fee by each SMA sponsor and that the fee level is identical for all sponsors of SMAs that invest in the Fund.

In light of this unique fee and distribution structure, the Board does not conduct a performance and fee review relative to a peer group or universe. The Board concluded that the fee and distribution structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered that the contractual investment advisory fee rate payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”) was zero, and also reviewed and considered that the Fund’s other expenses would normally be zero, because of Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of the Fund under an Expense Assumption Agreement. The Board also reviewed and considered the contractual investment sub-advisory fee rate payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rate”), and that such fees are paid from the fees Funds Management receives from SMA sponsors and not by the Fund.

The Board noted that the Advisory Agreement Rate for the Fund was consistent with the zero fee structure, and was reasonable in light of the services covered by the Advisory Agreements. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Fund in light of its unique fee and distribution structure. The Board also did not consider separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

In light of the unique fee and distribution structure of the Fund, the Board did not conduct an analysis of economies of scale in the context of reviewing the Fund’s Advisory Agreements.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board noted that Funds Management receives payments from the SMA sponsors and that it had agreed to assume and pay or reimburse certain operating expenses. The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

26	Wells Fargo Managed Account CoreBuilder Shares - Series M	Other information (unaudited)

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of abbreviations	Wells Fargo Managed Account CoreBuilder Shares - Series M	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about the Fund is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Management

Attn: Managed Account Services

P.O. Box 1450

Milwaukee, WI 53201

Email: MAS@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Managed Account Services: 1-800-368-0627

Sales Support Inquiries: 1-800-368-1683

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Managed Account CoreBuilder Shares. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-368-0627. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Managed Account CoreBuilder Shares can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Managed Account CoreBuilder Shares. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Wells Fargo Managed Account CoreBuilder Shares. The Wells Fargo Managed Account CoreBuilder Shares are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

217892 08-13 SCBM/SAR130 6-13

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

The Portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: August 26, 2013

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: August 26, 2013